Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	4,648,000	8,086,000	6,728,000
Addition (2014 plan)	1,000,000
Granted (in shares or equivalent shares)	(2,951,000)	(4,772,000)	(2,175,000)
Cancelled/expired/forfeited (in shares)	41,000	1,157,000	908,000
Repurchased (in shares)		177,000	2,625,000
Outstanding number of shares available for issuance at the end of the period	2,738,000	4,648,000	8,086,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)	$ 14.24	$ 14.10
Stock options
Assumptions used to value the option grants
Expected volatility, minimum (as a percent)		54.00%	60.00%
Expected volatility, maximum (as a percent)		61.00%	63.00%
Risk-free interest rate, Minimum (as a percent)		0.50%	0.40%
Risk-free interest rate, Maximum (as a percent)		1.20%	0.80%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Number of shares available for issuance
Granted (in shares or equivalent shares)		(1,400,000)
Stock options activity
Outstanding at the beginning of the period (in shares)	18,561,000	23,469,000	28,272,000
Granted (in shares)	0	3,372,000	2,175,000
Exercise (in shares)	(3,697,000)	(3,449,000)	(3,445,000)
Cancelled/expired/forfeited (in shares)	(534,000)	(1,157,000)	(908,000)
Repurchased (in shares)		(3,674,000)	(2,625,000)
Outstanding at the end of the period (in shares)	14,330,000	18,561,000	23,469,000	28,272,000
Vested and expected to vest at the end of the year (in shares)	14,261,000	18,261,000
Exercisable at the end of the period (in shares)	11,446,000	8,957,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 1.17	$ 0.69	$ 0.41
Granted (in dollars per share)		$ 3.38	$ 3.34
Exercise (in dollars per share)	$ 0.52	$ 0.38	$ 0.36
Cancelled/expired/forfeited (in dollars per share)	$ 2.84	$ 2.49	$ 0.60
Repurchased (in dollars per share)		$ 0.45	$ 0.36
Outstanding at the end of the period (in dollars per share)	$ 1.28	$ 1.17	$ 0.69	$ 0.41
Vested and expected to vest at the end of the period (in dollars per share)	$ 1.27	$ 1.14
Exercisable at the end of the period (in dollars per share)	$ 0.76	$ 0.48
Weighted Average Remaining Contractual Life
Outstanding at the end the period	3 years 2 months 12 days	4 years 3 months 18 days	4 years 7 months 6 days	5 years 6 months
Vested and expected to vest at the end of the period	3 years 2 months 12 days	4 years 3 months 18 days
Exercisable at the end of the period	2 years 8 months 12 days	3 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	$ 185,684,000	$ 239,975,000	$ 60,226,000	$ 82,726,000
Vested and expected to vest at the end of the period	184,937,000	236,716,000
Exercisable at the end of the period	154,235,000	122,026,000
Total intrinsic value of options exercised	65,700,000	37,300,000	10,300,000
Cash received from the exercises of stock option	1,500,000	1,000,000	0
Unrecognized compensation cost	$ 11,300,000	$ 16,400,000
Weighted-average period of unrecognized compensation cost	2 years 2 months 12 days
Stock options | 2010 Plan
Stock options activity
Granted (in shares)		3,400,000
Stock options | 2014 Plan
Stock options activity
Granted (in shares)	0
Stock options | Minimum
Assumptions used to value the option grants
Expected term		3 years 6 months	3 years 6 months
Stock options | Maximum
Assumptions used to value the option grants
Expected term		4 years 9 months 18 days	4 years 9 months 18 days
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	3,000,000	800,000